Trade and other payables	6 Months Ended
Jun. 30, 2020
Trade and other payables
Trade and other payables

20.         Trade and other payables

(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Non-current trade and other payables
Payables to employees	5,269	4,239
Total	5,269	4,239
Current trade and other payables
Taxes payable	205,693	424,322
Trade payables	223,770	111,901
Payables to employees	172,663	214,548
Other payables	27,047	29,448
Total	629,173	780,219